Subsequent Events - Additional Information (Detail)			3 Months Ended				12 Months Ended
	May 01, 2017 USD ($)	Mar. 03, 2017 USD ($)	Nov. 29, 2015 USD ($)	Aug. 30, 2015 USD ($)	May 31, 2015 USD ($)	Mar. 01, 2015 USD ($)	Nov. 27, 2016 USD ($)	Nov. 29, 2015 USD ($)	Nov. 30, 2014 USD ($)	Feb. 28, 2017 EUR (€)	Feb. 26, 2017	Mar. 14, 2013 USD ($)	May 08, 2012 USD ($)
Subsequent Event [Line Items]
Loss on early extinguishment of debt			$ 0	$ 0	$ 14,002,000	$ 0	$ 0	$ 14,002,000	$ 20,343,000
Loss on extinguishment of debt, tender and call premiums								$ 7,500,000	$ 15,200,000
3.375% Senior Notes Due 2027 [Member] | Senior notes [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, face amount | €										€ 475,000,000
Stated interest rate										3.375%
Debt issuance costs	$ 8,000,000
6.875% senior notes due 2022 [Member] | Senior notes [Member]
Subsequent Event [Line Items]
Debt instrument, face amount												$ 140,000,000	$ 385,000,000
Stated interest rate							6.875%				6.875%	6.875%	6.875%
6.875% senior notes due 2022 [Member] | Senior notes [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stated interest rate		6.875%
Extinguishment of debt		$ 370,300,000
6.875% senior notes due 2022 [Member] | Scenario, Forecast [Member] | Senior notes [Member]
Subsequent Event [Line Items]
Extinguishment of debt	154,700,000
Loss on early extinguishment of debt	23,000,000
Loss on extinguishment of debt, tender and call premiums	$ 21,000,000